Financial Instruments-Risk Management - Summary of Market Risk Capital Requirements (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 14.6	$ 15.4
Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	37.0	$ 45.9
Capital requirements [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	586.0
Capital requirements [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	157.0
Capital requirements [member] | Bank stressed risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	119.0
Capital requirements [member] | Incremental risk charge [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	227.0
Capital requirements [member] | Standardized approach risk [member]
Disclosure of detailed information about financial instruments [line items]
Market risk capital	$ 83.0